Prepayments and Other Assets	12 Months Ended
Oct. 31, 2024
Prepayments and Other Assets [Abstract]
PREPAYMENTS AND OTHER ASSETS

Note 4 — PREPAYMENTS AND OTHER ASSETS

Prepayments and other assets consisted of the following:

	October 31, 2024	October 31, 2023

Prepayments for fuel and other costs	$7,921,703	$3,509,770
Prepaid keyman insurance	869,779	894,561
Prepaid consulting service fees	5,785,899	-
Others	156,598	51,971
Total	$14,733,979	$4,456,302
Including:
Prepayments, prepaid expense current portion	$11,417,020	$3,561,741
Prepaid expense non-current portion	$3,316,959	$894,561